Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 25,328,486	$ 24,419,912
Accounts receivable, net	42,606,485	30,050,506
Prepayments	2,396,646	1,689,835
Prepayment, related party	90,429	91,618
Due from related party, current		199,994
Income taxes recoverable	712,459	527,995
Other current assets	3,408,704	1,959,923
Total current assets	74,543,209	58,939,783
Equity investments	3,446,346	3,491,653
Property and equipment, net	10,115,782	8,290,460
Deferred tax assets	242,863	486,009
Due from related party, non-current	215,307
Operating lease right-of-use assets	9,827,114
Operating lease right-of-use assets - related party	172,121
Total non-current assets	24,019,533	12,268,122
Total assets	98,562,742	71,207,905
LIABILITIES AND EQUITY
Accounts payable	2,602,972	610,724
Accounts payable - related parties	149,658	162,112
Accrued liabilities and other payables	4,641,892	5,673,159
Deferred revenue	456,331	361,636
Wages payable	10,472,596	7,082,138
Income taxes payable	452,961	364,157
Operating lease liabilities, current	3,797,069
Operating lease liabilities - related party, current	163,995
Short term loans	4,306,138	3,635,623
Total current liabilities	27,043,612	17,889,549
Operating lease liabilities, non-current	6,068,702
Total non-current liabilities	6,068,702
Total liabilities	33,112,314	17,889,549
Equity
Common shares, $0.001 par value, 100,000,000 shares authorized, 18,329,600 shares issued and outstanding as of December 31, 2019 and December 31, 2018	18,330	18,330
Additional paid-in capital	15,074,267	11,202,396
Retained earnings	47,347,781	40,065,822
Statutory reserves	5,818,330	3,916,149
Accumulated other comprehensive loss	(3,411,744)	(2,592,289)
Total China Customer Relations Centers, Inc. shareholders' equity	64,846,964	52,610,408
Noncontrolling interest	603,464	707,948
Total equity	65,450,428	53,318,356
Total liabilities and equity	$ 98,562,742	$ 71,207,905